Offerings - Offering: 1	Aug. 20, 2026 USD ($) shares
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.50 per share
Amount Registered | shares	2,500,000
Maximum Aggregate Offering Price	$ 41,375,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-274288
Carry Forward Initial Effective Date	Aug. 31, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 1,626.04
Offering Note	a. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the registration statement on Form S-3 to which this exhibit relates (the "Registration Statement") also covers any additional shares of common stock that may be issued or become issuable in connection with any stock split, stock dividend or other similar transaction. b. Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered under the Registration Statement consist of 2,500,000 unsold shares of common stock previously registered under the registrant's registration statement on Form S-3 (Registration No. 333-274288) filed on August 31, 2023 (the "2023 Registration Statement"). Such unsold shares of common stock were originally registered under the registrant's registration statement on Form S-3 (Registration No. 333-155748) filed on November 26, 2008 (the "2008 Registration Statement") and, in connection with the original registration of such unsold shares of common stock on the 2008 Registration Statement, the registrant paid a registration fee of $1,626.04, which, pursuant to Rule 415(a)(6) under the Securities Act, will continue to be applied to such unsold shares. Pursuant to Rule 415(a)(6) under the Securities Act, the offering of the unsold securities registered under the 2023 Registration Statement will be deemed terminated as of the date of effectiveness of the Registration Statement. The securities originally registered under the 2008 Registration Statement were carried forward pursuant to Rule 415(a)(6) under the Securities Act from the 2008 Registration Statement to the registrant's registration statement on Form S-3 (Registration No. 333-178150) filed on November 23, 2011, the registrant's registration statement on Form S-3 (Registration No. 333-200115) filed on November 12, 2014, the registrant's registration statement on Form S-3 (Registration No. 333-220388) filed on September 8, 2017, the registrant's registration statement on Form S-3 (Registration No. 333-274288) filed on September 4, 2020 and the 2023 Registration Statement.